NET INCOME (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

15.NET INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share attributable to common stockholders was calculated as follows (in thousands, except share and per share data):

	Three Fiscal Quarters Ended
	October 2, 2021	September 26, 2020
Numerator:
Net (loss) income attributable to common stockholders	$(56,361)	$18,703
Denominator:
Weighted-average common shares outstanding
Basic	110,121,240	96,665,708
Diluted	110,121,240	97,122,885
Net (loss) income per share attributable to common stockholders:
Basic	$(0.51)	$0.19
Diluted	$(0.51)	$0.19

The following table includes the number of shares that may be dilutive common shares in the future that were not included in the computation of diluted net income (loss) per share because the effect was anti-dilutive:

	Three Fiscal Quarters Ended
	October 2, 2021	September 26, 2020
Restricted stock awards	6,813,166	47,446
Restricted stock units	84,866	—
Stock options	4,235	—

18.NET INCOME PER SHARE

Basic and diluted net income per share attributable to common stockholders was calculated as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020
Numerator:
Net income attributable to common stockholders	$7,457	$15,983
Denominator:
Weighted-average common shares outstanding
Basic	95,032,265	101,606,966
Diluted	95,400,528	102,602,738
Net income per share attributable to common stockholders
Basic	$0.08	$0.16
Diluted	$0.08	$0.16

There were no potentially dilutive securities outstanding during the year ended December 31, 2019.

The following table includes the number of shares that may be dilutive common shares in the future that were not included in the computation of diluted net income per share because the effect was anti-dilutive:

	Year Ended December 31,
	2019	2020
Restricted stock awards	97,718	22,524